Income Taxes (Details) - Schedule of Effective Income Tax Rate Reconciliation	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit			0.00%	0.00%
Change in fair value of warrants			(22.80%)	(22.00%)
Warrant issuance costs			0.00%	0.20%
Valuation allowance			13.39%	0.80%
Income tax provision expense (benefit)	(1.38%)	(1.85%)	11.59%	0.00%